Merger - Narrative (Q1) (Details) - Old Cartesian - shares	Dec. 05, 2023	Nov. 13, 2023	Dec. 31, 2023
Business Acquisition [Line Items]
Percentage acquired		100.00%	100.00%
Common stock
Business Acquisition [Line Items]
Issuance of shares (in shares)	6,723,639	224,099
Series A Preferred Stock
Business Acquisition [Line Items]
Issuance of shares (in shares)	384,930.724	384,930.724